Convertible Debentures - 2017 Secured Convertible Debentures - (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended														12 Months Ended
	Jun. 25, 2018 Share	Jan. 30, 2018 CAD ($) $ / shares	Jul. 31, 2019 CAD ($) Share Price_per_Unit $ / shares	Jul. 31, 2019 CAD ($) Price_per_Unit $ / shares	Apr. 30, 2019 CAD ($) Share $ / shares	Apr. 30, 2019 $ / shares	Jan. 31, 2019 CAD ($) Share $ / shares	Jan. 31, 2019 $ / shares	Oct. 31, 2018 CAD ($) Share $ / shares	Oct. 31, 2018 $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jul. 31, 2018 CAD ($) $ / shares	Apr. 30, 2018 CAD ($) Share $ / shares	Apr. 30, 2018 $ / shares	Oct. 31, 2017 CAD ($) Share $ / shares	Oct. 31, 2017 $ / shares	Jul. 31, 2019 CAD ($) Share Price_per_Unit $ / shares		Jul. 31, 2019 USD ($) Share $ / shares	Jul. 31, 2018 CAD ($) Share $ / shares	Jul. 31, 2019 USD ($) Price_per_Unit	Jul. 31, 2017 CAD ($)
Statements Line Items
Number of warrants issued | Share																	11,500,000		11,500,000	37,413,681
Weighted average exercise price of warrants issued | $ / shares		$ 5.60															$ 6.00			$ 4.34
Fair value of warrant liability			$ 493	$ 493							$ 3,130	$ 3,130					$ 493			$ 3,130	$ 375	$ 1,356
Weighted average share price, warrants issued | $ / shares		$ 3.93
Expected life of warrants issued		1 year
Expected dividends, warrants issued		$ 0
Expected volatility, warrants issued		65.00%
Expected risk-free interest rate, warrants issued		1.25%
Finance costs																				4,792
Accreted interest																				1,368
Conversion of convertible debenture amount																				$ 76,153
Number of warrants exercised | Share	5,261,043		8,053,544		3,661,761		682,678		3,137,746		13,214,883		2,475		481,896		15,535,729		15,535,729	31,919,572
Proceeds from warrants exercised			$ 47,396		$ 8,425		$ 1,307		$ 5,589		$ 38,601		$ 4,423		$ 406		$ 69,259
Exercise price of warrants exercised | (per share)				$ 0.76		$ 0.76		$ 0.76		$ 0.76		$ 0.76		$ 0.76	$ 0.75	$ 0.70			$ 0.76
Exercise of warrants																	56,146			$ 70,225
Total gains (losses) on financial assets at fair value through profit or loss																	$ (3,730)	[1]		(5,091)
Minimum
Statements Line Items
Exercise price of warrants exercised | $ / shares			$ 0.75		$ 0.75		$ 0.75		$ 0.75		$ 0.75		$ 0.75				$ 0.75
Maximum
Statements Line Items
Exercise price of warrants exercised | $ / shares			$ 5.60		$ 5.60		$ 5.60		$ 5.60		$ 5.60		$ 5.60				$ 5.60
2017 Secured Convertible Debentures
Statements Line Items
Number of warrants exercised | Share																	863,693		863,693
Proceeds from warrants exercised																	$ 863		$ 656
Exercise price of warrants exercised | $ / shares																			$ 0.76
Value of warrants exercised																	6,367		$ 4,819
Exercise of warrants																	$ 6,367
2017 Secured Convertible Debentures | Warrant Liability
Statements Line Items
Expected life of warrants issued																	12 months		12 months
Expected dividends, warrants issued																	$ 0
Expected volatility, warrants issued																	75.00%		75.00%
Total gains (losses) on financial assets at fair value through profit or loss																	$ 3,730			$ 5,091
2017 Secured Convertible Debentures | Remaining warrant liability
Statements Line Items
Weighted average exercise price of warrants issued | $ / shares																			$ 4.24
Expected life of warrants issued																	12 months		12 months
Expected dividends, warrants issued																	$ 0
Expected volatility, warrants issued																	74.00%		74.00%
Expected risk-free interest rate, warrants issued																	1.61%		1.61%
Foreign exchange rate (USD/CAD) | Price_per_Unit			1.3148	1.3148													1.3148				1.3148

[1]	Restated